Retained Earnings (Details) - Schedule of retained earnings - CNY (¥)		Dec. 31, 2022	Dec. 31, 2021
Schedule of retained earnings [Abstract]
PRC statutory reserves	[1]	¥ 258,654,052	¥ 258,654,052
PRC surplus reserves	[2]	169,552,789	164,653,757
Unreserved retained earnings		2,530,509,454	2,401,027,454
Total		¥ 2,958,716,295	¥ 2,824,335,263

[1]	With effect from July 1, 2012, pursuant to the “Administrative Measures on Accrual of Provisions by Financial Institutions” issued by the MOF in March 2012, the Group is required, in principle, to set aside a general reserve not lower than 1.5% of the ending balance of its gross risk-bearing assets.
[2]	In accordance with the Company’s PRC subsidiaries’ articles of associate, the subsidiaries are required to appropriate 10% of their net incomes, upon approval by board of directors.